Accounts Receivable - Schedule of Accounts Receivable (Details) (Sound Concepts, Inc.) - Sound Concepts, Inc. [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable	$ 1,003,000	$ 921,000	$ 681,000
Less allowance for doubtful accounts	(29,000)	(10,000)	(34,000)
Total accounts receivable, net	$ 974,000	$ 911,000	$ 647,000